Related-Party Convertible Notes	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related-Party Convertible Notes

8. Related-Party Convertible Notes

2012 Related-Party Convertible Notes

On August 28, 2012, the Company entered into a convertible note payable agreement with a related party investor for the issuance of up to an aggregate principal amount of $2.0 million of convertible notes (2012 Notes). The 2012 Notes were due to mature on February 28, 2014 and accrue interest at a rate of 5% per year. In November 2012, the Company borrowed $0.5 million of 2012 Notes. During February, April, July and September 2013, the Company borrowed the remaining aggregate principal amount of $1.5 million of 2012 Notes.

Upon occurrence of a change of control transaction prior to the maturity date, 130% of $2.0 million minus the outstanding principal balance would be payable to the investor. The change of control provision met the accounting definition of an embedded derivative and required bifurcation. The Company valued this embedded derivative on the 2012 Notes using a probability-weighted model which included significant estimates regarding the expected time to a change of control event, and a discount rate. The estimated fair value of this embedded derivative on the date of issuance was determined to be approximately $24,000, and was recorded as a discount to the 2012 Notes. This discount was amortized to interest expense through the maturity date of the 2012 Notes. The embedded derivative was re-measured each period end with changes in fair value recorded in the consolidated statements of operations and comprehensive loss. In November 2013, the derivative terminated upon the conversion of the 2012 Notes into Series A convertible preferred stock.

In November 2013, the Company amended the 2012 Notes agreement to provide for the acceleration of the conversion of the 2012 Notes into shares of Series A convertible preferred stock. The outstanding principal and accrued and unpaid interest of $2.1 million was converted into 1,419,959 shares of Series A convertible preferred stock at $1.45 per share. The 2012 Notes modification was recorded as a $1.7 million loss on extinguishment of related-party convertible notes in the consolidated statement of operations and comprehensive loss (refer to Note 9).

2013 Related-Party Convertible Notes

On October 22, 2013, the Company entered into a convertible note purchase agreement with a related party investor for the issuance and sale of up to an aggregate principal amount of $5.0 million of convertible notes (2013 Notes). In each of January 2014 and April 2014, the Company borrowed an aggregate principal amount of $1.0 million of 2013 Notes.

The 2013 Notes had a stated maturity date of December 31, 2016 and accrued interest at a rate of 5% per year. The 2013 Notes and any accrued and unpaid interest were automatically convertible into equity securities sold in the next qualified round of financing occurring prior to the maturity date, at a conversion price equal to 90% of the original issuance price of such equity securities sold in such next round of financing.

The difference between the fair value of the securities into which the debt was convertible and the effective conversion price on the borrowing date represents a beneficial conversion feature. In connection with the January 2014 and April 2014 borrowings, the Company recorded the fair value of the beneficial conversion feature of $1.0 million and $1.0 million, respectively, by allocating a portion of the proceeds to additional paid-in capital, resulting in a discount on the convertible instrument, to be amortized over the repayment period using the effective interest method.

In April 2014, the Company completed a Series B convertible preferred stock financing (refer to Note 9), pursuant to which the outstanding principal amount on the 2013 Notes converted into 295,115 shares of Series B convertible preferred stock at a conversion price of $6.78, which is equal to 90% of the original issuance price of $7.53 per share. At the time of the conversion, the Company recorded a $0.2 million loss on extinguishment of related-party convertible notes in the condensed consolidated statements of operations and comprehensive loss and a repurchase of beneficial conversion feature of $2.0 million as credit to additional paid-in capital.

At September 30, 2014, there are no outstanding convertible notes recorded in our condensed consolidated balance sheet.